Staff Costs (Tables)	12 Months Ended
Dec. 31, 2023
Staff Costs [Line Items]
Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory	The average number of staff employed under contracts of service were:

	2023	2022	2021
	(number)
Research and development activities	23	26	25
Administrative activities	6	7	5
	29	33	30

Summary of Directors’ Remuneration and Other Benefits	Directors’ remuneration & other benefits

	2023	2022	2021
	(in thousands)
	£	£	£
Directors’ remuneration	1,216	1,290	1,149
Pension and other benefits	61	57	57
	1,277	1,347	1,206

Highest Paid Director [member]
Staff Costs [Line Items]
Summary of Directors’ Remuneration and Other Benefits

The above amounts for remuneration include the following in respect of the highest paid director:

	2023	2022	2021
	(in thousands)
	£	£	£
Directors’ remuneration	913	966	850
Pension and other benefits	61	57	57
	974	1,023	907

Research and Development Expenses
Staff Costs [Line Items]
Disclosure of Employee Benefit Expense

Included in research and development expenses:

	2023	2022	2021
	(in thousands)
	£	£	£
Wages and salaries	4,530	4,893	3,931
Social security costs	516	569	465
Pension costs	210	213	189
Share-based payments	2,551	3,125	3,833
	7,807	8,800	8,418

Administrative Expenses
Staff Costs [Line Items]
Disclosure of Employee Benefit Expense

Included in administrative expenses:

	2023	2022	2021
	(in thousands)
	£	£	£
Wages and salaries	1,500	1,587	1,407
Social security costs	160	155	136
Pension costs	46	46	40
Share-based payments	1,306	1,765	2,831
	3,012	3,553	4,414

Total employee benefit expense	10,819	12,353	12,832